EQUITY-ACCOUNTED INVESTEES	12 Months Ended
Dec. 31, 2023
EQUITY-ACCOUNTED INVESTEES
EQUITY-ACCOUNTED INVESTEES

33.EQUITY-ACCOUNTED INVESTEES

Set out below are the investments of SCHMID classified as joint ventures as at December 31, 2023 and 2022. The entities listed below have share capital consisting solely of ordinary shares, which are held directly by SCHMID. The proportion of ownership interest is the same as the proportion of voting rights held. All the entities are private, no quoted prices are available.

		% of ownership interest		Carrying amount (in € thousand)
Name of the entity	Country of incorporation	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Advanced Energy Storage Systems Investment Company (AES)	Kingdom of Saudi Arabia	51%	51%	—	—

SCHMID AVACO Korea Co. Ltd. (SAK)	South Korea	50%	50%	—	—
Total equity-accounted investments				—	—

The two entities are joint ventures and both are accounted for applying the equity method.

(1)	Advanced Energy Storage Systems Investment Company (AES), Saudi Arabia is a joint venture of Nusaned Investment (an investment company owned by SABIC) and SCHMID manufacturing and focuses on technology development in the field of vanadium redox flow batteries (VRFB).
(2)	SCHMID AVACO Korea Co. Ltd. (SAK), South Korea is a company that specializes in the manufacture of electrical and electronic components. The company produces a wide range of products such as printed circuit boards, connectors, and wiring harness systems for various industries including automotive, electronics, telecommunications, and medical technology.

The following tables provide financial information on the joint venture Advanced Energy Storage Systems Investment Company (AES) which is material to SCHMID. The information disclosed reflects the amounts presented in the financial statements of the joint venture and not SCHMID’s share of those amounts.

in € thousand	12/31/2023	12/31/2022
% ownership interest	51.3%	51.3%
Current Assets
Cash and cash equivalents	16	1,144
Other current assets	22	342
Total current assets	38	1,486

Non-current assets	3,871	6,134

Current liabilities
Current financial liabilities	2,935	2,015
Other current liabilities	216	4,214
Total current liabilities	3,151	6,229

Non-current liabilities
Non-current financial liabilities	—	9,177
Other non-current liabilities	3,894	957
Total non-current liabilities	3,894	10,134

Net assets (100%)	(3,136)	(8,742)
Book value	—	—

in € thousand	2023	2022
% ownership interest	51.3%	51.3%
Revenue	—	—
Interest income	—	—
Administration expense	(221)	—
R&D and Other expense	(351)	—
Depreciation and amortization	(561)	(1,106)
Interest expense	—	(292)
Tax income	61	236
Loss from continuing operations	(1,025)	(3,750)
Other comprehensive income	—	181
Total comprehensive loss	(1,025)	(3,932)
Dividends received	—	—